GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Going Concern Uncertainty And Managements Plan Details Narrative
Cash flows from operations	$ (2,139,393)	$ (1,571,538)	$ (183,164)	$ (5,900,421)	$ (2,385,416)	$ (183,164)
Working capital deficit	$ (6,999,252)			$ (4,291,123)